INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

12.  INVENTORIES

	2018	2017

Finished goods	$88.8	$87.6
Programs, broadcast and distribution rights	77.3	78.2
Raw materials and supplies	20.2	22.3
	$186.3	$188.1

Cost of inventories included in purchase of goods and services amounted to $721.5 million in 2018 ($721.0 million in 2017 and $738.3 million in 2016). Write‑downs of inventories totalling $4.7 million were recognized in purchase of goods and services in 2018 ($11.1 million in 2017 and $6.8 million in 2016).